Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Freight and custody expenses	₩ 1,336,969	₩ 1,342,009	₩ 1,531,906
Sales commissions	115,925	94,377	80,165
Total Selling expenses	1,557,277	1,553,686	1,728,956
Selling expenses [Member]
Statement of comprehensive income [Line Items]
Freight and custody expenses	1,336,969	1,342,009	1,531,906
Operating expenses for distribution center	10,503	10,315	11,021
Sales commissions	115,925	94,377	80,165
Sales advertising	3,800	5,117	3,220
Sales promotion	12,414	10,670	22,443
Sample	1,989	2,335	2,576
Sales insurance premium	36,546	31,379	30,682
Contract cost	23,061	49,480	38,425
Others	₩ 16,070	₩ 8,004	₩ 8,518